INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 9,916	$ 9,548
Cost of revenue	4,188	3,768
Gross profit	5,728	5,780
Operating expenses:
Research and development	6,014	5,119
Selling and marketing	7,081	4,901
General and administrative	6,079	4,997
Transaction-related costs	3,703	812
Share listing expense	46,717
Total operating expenses	69,594	15,829
Operating loss	(63,866)	(10,049)
Change in fair value of warrants	7,404
Finance income	1,690	171
Finance expenses	(223)	(306)
Financing income (expenses), net	1,467	(135)
Loss before income taxes	(54,995)	(10,184)
Income taxes	3	38
Loss	(54,998)	(10,222)
Other comprehensive income (loss) (net of tax effect):
Remeasurement gain from defined benefit plans		225
Total components that will not be reclassified subsequently to profit or loss		225
Total comprehensive loss	$ (54,998)	$ (9,997)
Basic loss per Ordinary share	$ (1.33)	$ (1.90)
Diluted loss per Ordinary share	$ (1.33)	$ (1.90)
Weighted average number of shares outstanding used to compute basic loss per share	41,802,993	7,703,799
Weighted average number of shares outstanding used to compute diluted loss per share	41,802,993	7,703,799